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                                THE ONE PROVIDER
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED OCTOBER 20, 2006 TO YOUR PROSPECTUS DATED MAY 1, 2006

EFFECTIVE ON NOVEMBER 1, 2006, THE FOLLOWING CHANGES WILL OCCUR:

All references to "JPMorgan Insurance Trust Large Cap Growth Portfolio I" will be deleted and replaced with "JPMorgan Insurance Trust Intrepid Growth Portfolio I."

In your prospectus, under the section "About Us," under the subsection "The Funds," the following funds are deleted and replaced with:

JPMORGAN INSURANCE TRUST INTREPID GROWTH PORTFOLIO I (formerly named the "JPMorgan Insurance Trust Large Cap Growth Portfolio I") -- The Portfolio seeks to provide long-term capital growth.

JPMORGAN INSURANCE TRUST DIVERSIFIED EQUITY PORTFOLIO I -- The Portfolio seeks to provide high total return from a portfolio of selected equity securities.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6050
33-63731